Pension Plans and Other Postretirement Benefits Amounts Recognized in Other Comprehensive Income - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		$ 5	$ 4	$ 0
Other Comprehensive Income (Loss), Net of Tax		58	$ 16	(64)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (3)	$ (5)		$ 0